Note 3 - Balance Sheet Components - Schedule Of Other Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid clinical trial costs (noncurrent portion)	$ 2,083,276	$ 0
Prepaid technology license fees	80,000	0
Deposits	11,010	11,010
Total other assets	$ 2,174,286	$ 11,010